Others, Net (Details) - Schedule of Others, Net Income and Expense - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Others, Net Income and Expense [Abstract]
Rental income		$ 130,900	$ 120,345
Tax subsidies and deductions	14	34,886	11,622
Government subsidies	1,314	3,441
Others income/(expenses)	13,229	(55,569)	(77,887)
Total	$ 14,557	$ 113,658	$ 54,080